John Hancock
Lifestyle Blend Portfolios
(formerly Multi-Index Lifestyle Portfolios)
Quarterly portfolio holdings 5/31/2023

Portfolios’ investments
LIFESTYLE BLEND AGGRESSIVE PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 57.0%
Equity - 57.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	13,409,264	$120,549,286
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	16,462,583	145,858,483

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $288,882,074)		$266,407,769
UNAFFILIATED INVESTMENT COMPANIES - 41.8%
Equity - 40.6%
Fidelity Mid Cap Index Fund	2,466,805	64,334,280
Fidelity Small Cap Index Fund	1,689,081	36,686,847
Financial Select Sector SPDR Fund	177,958	5,651,946
iShares Global Infrastructure ETF (C)	49,990	2,314,537
iShares MSCI Global Min Vol Factor ETF	75,013	7,228,253
Vanguard Dividend Appreciation ETF	35,922	5,505,047
Vanguard Energy ETF (C)	65,076	6,889,596
Vanguard FTSE All World ex-US Small-Cap ETF (C)	42,050	4,502,714
Vanguard FTSE Developed Markets ETF (C)	109,782	4,899,571
Vanguard FTSE Emerging Markets ETF	310,617	12,129,594
Vanguard Global ex-U.S. Real Estate ETF	58,671	2,307,530
Vanguard Health Care ETF (C)	29,529	6,964,710
Vanguard Information Technology ETF (C)	5,819	2,425,825
Vanguard Materials ETF	27,699	4,563,133
Vanguard Real Estate ETF	88,417	7,073,360
Vanguard S&P 500 ETF	42,050	16,142,575
Fixed income - 1.2%
Vanguard Emerging Markets Government Bond ETF	39,665	2,424,325
Vanguard Intermediate-Term Corporate Bond ETF	12,266	972,326
Vanguard Total Bond Market ETF	13,321	972,966
Xtrackers USD High Yield Corporate Bond ETF	35,537	1,208,613

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $197,682,541)		$195,197,748
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	11,471	0
Health care - 0.0%
NMC Health PLC (E)	360	1
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	1,529	4,615
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	46,457	1,276

TOTAL COMMON STOCKS (Cost $11,582)		$5,892
LIFESTYLE BLEND AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.2%
U.S. Government - 1.2%
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	$2,102,300	$709,212
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	4,806,000	1,649,455
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	4,942,000	1,755,836
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	3,699,300	1,369,867

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $6,695,101)		$5,484,370
SHORT-TERM INVESTMENTS - 2.7%
Short-term funds - 2.7%
John Hancock Collateral Trust, 4.5317% (G)(H)	1,273,849	12,732,631

TOTAL SHORT-TERM INVESTMENTS (Cost $12,734,467)		$12,732,631
Total investments (Cost $506,005,765) - 102.7%		$479,828,410
Other assets and liabilities, net - (2.7%)		(12,841,318)
TOTAL NET ASSETS - 100.0%		$466,987,092
LIFESTYLE BLEND GROWTH PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 44.7%
Equity - 44.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	23,154,268	$208,156,869
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	28,615,514	253,533,451

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $500,550,553)		$461,690,320
UNAFFILIATED INVESTMENT COMPANIES - 51.3%
Equity - 35.8%
Fidelity Mid Cap Index Fund	4,359,723	113,701,576
Fidelity Small Cap Index Fund	3,060,568	66,475,546
Financial Select Sector SPDR Fund	336,398	10,684,000
iShares Global Infrastructure ETF (C)	93,688	4,337,754
iShares MSCI Global Min Vol Factor ETF	376,960	36,323,866
Vanguard Dividend Appreciation ETF	166,642	25,537,887
Vanguard Energy ETF	120,155	12,720,810
Vanguard FTSE All World ex-US Small-Cap ETF	47,446	5,080,518
Vanguard FTSE Developed Markets ETF (C)	212,113	9,466,603
Vanguard FTSE Emerging Markets ETF	608,686	23,769,188
Vanguard Global ex-U.S. Real Estate ETF	109,719	4,315,248
Vanguard Health Care ETF (C)	54,226	12,789,744
Vanguard Information Technology ETF (C)	12,710	5,298,545
Vanguard Materials ETF	51,998	8,566,151
Vanguard Real Estate ETF	165,024	13,201,920
Vanguard S&P 500 ETF	45,451	17,448,184
Fixed income - 15.5%
Invesco Senior Loan ETF (C)	607,530	12,515,118
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	188,990	4,724,750
2	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

LIFESTYLE BLEND GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Vanguard Emerging Markets Government Bond ETF	353,135	$21,583,611
Vanguard Intermediate-Term Corporate Bond ETF	622,374	49,335,587
Vanguard Short-Term Bond ETF	20,106	1,530,871
Vanguard Short-Term Corporate Bond ETF (C)	124,271	9,438,382
Vanguard Total Bond Market ETF	518,934	37,902,939
Xtrackers USD High Yield Corporate Bond ETF (C)	657,247	22,352,970

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $538,928,832)		$529,101,768
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	19,400	0
Health care - 0.0%
NMC Health PLC (E)	609	2
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	2,587	7,804
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	78,570	2,157

TOTAL COMMON STOCKS (Cost $19,587)		$9,963
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.0%
U.S. Government - 4.0%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$1,612,568	1,565,199
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	4,485,331	4,294,836
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	3,026,772	2,864,437
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	5,801,402	5,431,563
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	1,432,197	1,403,441
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	9,957,500	3,359,166
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	22,793,700	7,822,969
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	23,445,100	8,329,776
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	17,545,100	6,497,029

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $48,798,444)		$41,568,416
SHORT-TERM INVESTMENTS - 2.6%
Short-term funds - 2.6%
John Hancock Collateral Trust, 4.5317% (G)(H)	2,635,288	26,340,753

TOTAL SHORT-TERM INVESTMENTS (Cost $26,336,119)		$26,340,753
Total investments (Cost $1,114,633,535) - 102.6%		$1,058,711,220
Other assets and liabilities, net - (2.6%)		(26,395,951)
TOTAL NET ASSETS - 100.0%		$1,032,315,269
LIFESTYLE BLEND BALANCED PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 32.9%
Equity - 32.9%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	17,959,721	$161,457,895
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	21,807,910	193,218,085

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $382,386,259)		$354,675,980
UNAFFILIATED INVESTMENT COMPANIES - 59.4%
Equity - 28.2%
Fidelity Mid Cap Index Fund	3,323,328	86,672,395
Fidelity Small Cap Index Fund	2,396,636	52,054,931
Financial Select Sector SPDR Fund	275,874	8,761,758
iShares Global Infrastructure ETF	72,769	3,369,205
iShares MSCI Global Min Vol Factor ETF	481,594	46,406,398
Vanguard Dividend Appreciation ETF	212,447	32,557,503
Vanguard Energy ETF	93,006	9,846,545
Vanguard FTSE Developed Markets ETF (C)	145,375	6,488,086
Vanguard FTSE Emerging Markets ETF	435,474	17,005,260
Vanguard Global ex-U.S. Real Estate ETF	85,407	3,359,057
Vanguard Health Care ETF (C)	45,656	10,768,424
Vanguard Information Technology ETF	13,238	5,518,657
Vanguard Materials ETF	40,291	6,637,539
Vanguard Real Estate ETF	128,695	10,295,600
Vanguard S&P 500 ETF	12,964	4,976,750
Fixed income - 31.2%
Invesco Senior Loan ETF (C)	1,290,482	26,583,929
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	381,291	9,532,275
Vanguard Emerging Markets Government Bond ETF	715,852	43,752,874
Vanguard Intermediate-Term Corporate Bond ETF	1,303,737	103,347,234
Vanguard Short-Term Bond ETF (C)	69,503	5,291,958
Vanguard Short-Term Corporate Bond ETF	332,170	25,228,312
Vanguard Total Bond Market ETF	1,017,447	74,314,329
Xtrackers USD High Yield Corporate Bond ETF (C)	1,434,358	48,782,516

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $666,475,929)		$641,551,535
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	14,022	0
Health care - 0.0%
NMC Health PLC (E)	440	1
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	1,870	5,641
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	56,786	1,559
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	3

LIFESTYLE BLEND BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $14,156)		$7,201
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.7%
U.S. Government - 7.7%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$3,702,540	$3,593,777
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	10,298,571	9,861,183
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	6,969,366	6,595,579
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	13,320,008	12,470,858
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	3,269,783	3,204,132
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	18,197,200	6,138,831
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	41,542,200	14,257,595
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	42,721,400	15,178,426
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	31,990,900	11,846,374

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $98,232,856)		$83,146,755
SHORT-TERM INVESTMENTS - 4.4%
Short-term funds - 4.4%
John Hancock Collateral Trust, 4.5317% (G)(H)	4,746,511	47,443,273

TOTAL SHORT-TERM INVESTMENTS (Cost $47,441,273)		$47,443,273
Total investments (Cost $1,194,550,473) - 104.4%		$1,126,824,744
Other assets and liabilities, net - (4.4%)		(47,471,588)
TOTAL NET ASSETS - 100.0%		$1,079,353,156
LIFESTYLE BLEND MODERATE PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 20.8%
Equity - 20.8%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,632,504	$32,656,213
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,265,010	37,787,990

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $74,958,288)		$70,444,203
UNAFFILIATED INVESTMENT COMPANIES - 71.3%
Equity - 20.0%
Fidelity Mid Cap Index Fund	692,899	18,070,804
Fidelity Small Cap Index Fund	449,735	9,768,244
iShares Global Infrastructure ETF	14,476	670,239
iShares MSCI Global Min Vol Factor ETF	173,734	16,741,008
Vanguard Dividend Appreciation ETF	76,655	11,747,379
Vanguard Energy ETF	18,621	1,971,405
Vanguard FTSE Developed Markets ETF (C)	44,001	1,963,765
Vanguard FTSE Emerging Markets ETF	37,465	1,463,008
Vanguard Global ex-U.S. Real Estate ETF	16,943	666,368
LIFESTYLE BLEND MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Materials ETF	8,031	$1,323,027
Vanguard Real Estate ETF	25,470	2,037,600
Vanguard S&P 500 ETF	3,303	1,267,989
Fixed income - 51.3%
Invesco Senior Loan ETF (C)	595,376	12,264,746
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	161,948	4,048,700
Vanguard Emerging Markets Government Bond ETF	317,350	19,396,432
Vanguard Intermediate-Term Corporate Bond ETF	729,924	57,861,075
Vanguard Short-Term Bond ETF (C)	30,658	2,334,300
Vanguard Short-Term Corporate Bond ETF	183,064	13,903,711
Vanguard Total Bond Market ETF	570,466	41,666,837
Xtrackers USD High Yield Corporate Bond ETF	648,967	22,071,368

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $254,072,273)		$241,238,005
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	2,691	0
Health care - 0.0%
NMC Health PLC (E)	84	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	359	1,082
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	10,897	299

TOTAL COMMON STOCKS (Cost $2,716)		$1,381
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.9%
U.S. Government - 7.9%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$1,741,579	1,690,420
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	4,844,620	4,638,865
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	3,266,833	3,091,623
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	6,265,202	5,865,796
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	1,549,215	1,518,110
U.S. Treasury STRIPS, PO, 3.702%, 11/15/2052	3,867,700	1,304,770
U.S. Treasury STRIPS, PO, 3.807%, 08/15/2051	8,812,600	3,024,551
U.S. Treasury STRIPS, PO, 3.856%, 05/15/2050	9,063,000	3,219,980
U.S. Treasury STRIPS, PO, 3.920%, 11/15/2048	6,786,400	2,513,034

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $30,618,014)		$26,867,149
4	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

LIFESTYLE BLEND MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 4.3%
Short-term funds - 4.3%
John Hancock Collateral Trust, 4.5317% (G)(H)	1,473,006	$14,723,286

TOTAL SHORT-TERM INVESTMENTS (Cost $14,719,902)		$14,723,286
Total investments (Cost $374,371,193) - 104.3%		$353,274,024
Other assets and liabilities, net - (4.3%)		(14,724,934)
TOTAL NET ASSETS - 100.0%		$338,549,090
LIFESTYLE BLEND CONSERVATIVE PORTFOLIO

As of 5-31-23 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 8.4%
Equity - 8.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,328,825	$11,946,133
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,390,155	12,316,772

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $25,125,735)		$24,262,905
UNAFFILIATED INVESTMENT COMPANIES - 83.2%
Equity - 12.4%
Fidelity Mid Cap Index Fund	301,822	7,871,505
Fidelity Small Cap Index Fund	235,224	5,109,072
iShares MSCI Global Min Vol Factor ETF	76,465	7,368,167
Vanguard Dividend Appreciation ETF	33,744	5,171,268
Vanguard FTSE Developed Markets ETF	73,811	3,294,185
Vanguard FTSE Emerging Markets ETF	38,934	1,520,373
Vanguard S&P 500 ETF	13,642	5,237,027
Fixed income - 70.8%
Invesco Senior Loan ETF (C)	668,299	13,766,959
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	178,359	4,458,975
Vanguard Emerging Markets Government Bond ETF	353,694	21,617,777
Vanguard Intermediate-Term Corporate Bond ETF	869,523	68,927,091
Vanguard Short-Term Bond ETF (C)	45,241	3,444,650
Vanguard Short-Term Corporate Bond ETF	199,178	15,127,569
Vanguard Total Bond Market ETF	706,917	51,633,218
Xtrackers USD High Yield Corporate Bond ETF	712,132	24,219,609

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $255,537,765)		$238,767,445
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	955	0
Health care - 0.0%
NMC Health PLC (E)	30	0
LIFESTYLE BLEND CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	127	$384
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	3,867	106

TOTAL COMMON STOCKS (Cost $965)		$490
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.6%
U.S. Government - 8.6%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$2,544,241	2,469,504
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	7,076,886	6,776,326
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	4,792,475	4,535,441
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	9,152,435	8,568,967
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	2,243,781	2,198,730

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $26,292,446)		$24,548,968
SHORT-TERM INVESTMENTS - 3.7%
Short-term funds - 3.7%
John Hancock Collateral Trust, 4.5317% (G)(H)	1,062,669	10,621,801

TOTAL SHORT-TERM INVESTMENTS (Cost $10,620,218)		$10,621,801
Total investments (Cost $317,577,129) - 103.9%		$298,201,609
Other assets and liabilities, net - (3.9%)		(11,088,046)
TOTAL NET ASSETS - 100.0%		$287,113,563
Percentages are based upon net assets.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 5-31-23.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Non-income producing.
(F)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(G)	The rate shown is the annualized seven-day yield as of 5-31-23.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	5

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of May 31, 2023, by major security category or type:
	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Blend Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$266,407,769	$266,407,769	—	—
Unaffiliated investment companies	195,197,748	195,197,748	—	—
Common stocks	5,892	—	$1	$5,891
U.S. Government and Agency obligations	5,484,370	—	5,484,370	—
Short-term investments	12,732,631	12,732,631	—	—
Total investments in securities	$479,828,410	$474,338,148	$5,484,371	$5,891

Lifestyle Blend Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$461,690,320	$461,690,320	—	—
Unaffiliated investment companies	529,101,768	529,101,768	—	—
Common stocks	9,963	—	$2	$9,961
U.S. Government and Agency obligations	41,568,416	—	41,568,416	—
Short-term investments	26,340,753	26,340,753	—	—
Total investments in securities	$1,058,711,220	$1,017,132,841	$41,568,418	$9,961

Lifestyle Blend Balanced Portfolio
Investments in securities:
Assets
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	Total value at 5-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Blend Balanced Portfolio (continued)
Affiliated investment companies	$354,675,980	$354,675,980	—	—
Unaffiliated investment companies	641,551,535	641,551,535	—	—
Common stocks	7,201	—	$1	$7,200
U.S. Government and Agency obligations	83,146,755	—	83,146,755	—
Short-term investments	47,443,273	47,443,273	—	—
Total investments in securities	$1,126,824,744	$1,043,670,788	$83,146,756	$7,200

Lifestyle Blend Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$70,444,203	$70,444,203	—	—
Unaffiliated investment companies	241,238,005	241,238,005	—	—
Common stocks	1,381	—	—	$1,381
U.S. Government and Agency obligations	26,867,149	—	$26,867,149	—
Short-term investments	14,723,286	14,723,286	—	—
Total investments in securities	$353,274,024	$326,405,494	$26,867,149	$1,381

Lifestyle Blend Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$24,262,905	$24,262,905	—	—
Unaffiliated investment companies	238,767,445	238,767,445	—	—
Common stocks	490	—	—	$490
U.S. Government and Agency obligations	24,548,968	—	$24,548,968	—
Short-term investments	10,621,801	10,621,801	—	—
Total investments in securities	$298,201,609	$273,652,151	$24,548,968	$490
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Investment in affiliated underlying funds. Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Lifestyle Blend Aggressive Portfolio
International Strategic Equity Allocation	13,409,264	$110,269,765	$14,040,875	$(9,799,987)	$(1,025,409)	$7,064,042	$2,664,969	—	$120,549,286
John Hancock Collateral Trust	1,273,849	1,640,245	136,386,833	(125,292,702)	90	(1,835)	12,801	—	12,732,631
U.S. Sector Rotation	16,462,583	145,043,629	9,100,814	(13,442,549)	(1,856,585)	7,013,174	1,403,393	$2,446,577	145,858,483
					$(2,881,904)	$14,075,381	$4,081,163	$2,446,577	$279,140,400
Lifestyle Blend Growth Portfolio
International Strategic Equity Allocation	23,154,268	$191,236,887	$20,286,068	$(14,108,628)	$(1,300,253)	$12,042,795	$4,597,537	—	$208,156,869
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,635,288	$33,321,704	$447,118,401	$(454,097,571)	$(12,700)	$10,919	$352,070	—	$26,340,753
U.S. Sector Rotation	28,615,514	249,004,767	14,123,584	(18,791,257)	(2,547,727)	11,744,084	2,428,018	$4,232,838	253,533,451
					$(3,860,680)	$23,797,798	$7,377,625	$4,232,838	$488,031,073
Lifestyle Blend Balanced Portfolio
International Strategic Equity Allocation	17,959,721	$142,932,974	$19,293,858	$(8,938,344)	$(821,896)	$8,991,303	$3,432,067	—	$161,457,895
John Hancock Collateral Trust	4,746,511	89,371,209	462,065,159	(503,972,370)	(34,191)	13,466	734,431	—	47,443,273
U.S. Sector Rotation	21,807,910	184,727,022	14,155,394	(12,851,932)	(1,751,419)	8,939,020	1,836,484	$3,201,598	193,218,085
					$(2,607,506)	$17,943,789	$6,002,982	$3,201,598	$402,119,253
Lifestyle Blend Moderate Portfolio
International Strategic Equity Allocation	3,632,504	$28,003,946	$6,372,201	$(3,372,344)	$(358,907)	$2,011,317	$681,320	—	$32,656,213
John Hancock Collateral Trust	1,473,006	37,572,000	320,310,487	(343,156,888)	(6,575)	4,262	365,295	—	14,723,286
U.S. Sector Rotation	4,265,010	36,300,225	5,757,070	(5,670,841)	(808,568)	2,210,104	370,366	$645,670	37,787,990
					$(1,174,050)	$4,225,683	$1,416,981	$645,670	$85,167,489
Lifestyle Blend Conservative Portfolio
International Strategic Equity Allocation	1,328,825	$10,181,763	$3,400,042	$(2,274,776)	$(263,218)	$902,322	$250,144	—	$11,946,133
John Hancock Collateral Trust	1,062,669	39,033,032	277,485,404	(305,896,118)	(4,555)	4,038	380,967	—	10,621,801
U.S. Sector Rotation	1,390,155	13,247,923	3,196,414	(4,600,143)	(668,588)	1,141,166	137,106	$239,022	12,316,772
					$(936,361)	$2,047,526	$768,217	$239,022	$34,884,706
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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